Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 5.6%
Security	Principal Amount (000's omitted)	Value
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 11.415%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	$1,150	$ 1,156,266
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	1,014,528
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 11.22%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	1,015,097
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 11.685%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,519,636
Canyon Capital CLO Ltd.:
Series 2019-2A, Class ER, 11.314%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	400,020
Series 2022-1A, Class E, 10.708%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,258,385
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 11.049%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,206,046
Series 2015-5A, Class DR, 11.255%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	502,466
Clover CLO Ltd., Series 2019-1A, Class ER, 10.99%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	1,006,809
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 11.209%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	1,003,081
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 9.805%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	1,003,455
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 11.393%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	1,018,664
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ERR, 9.898%, (3 mo. SOFR + 5.60%), 4/15/35(1)(2)	1,000	1,003,118
Neuberger Berman Loan Advisers CLO Ltd., Series 2022-48A, Class E, 10.80%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	1,007,591
Palmer Square CLO Ltd.:
Series 2015-1A, Class DR4, 11.282%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	504,343
Series 2019-1A, Class DR, 11.278%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	1,005,169
RAD CLO 5 Ltd., Series 2019-5A, Class E, 11.258%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	1,011,909
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 10.512%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	700	700,875
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 11.325%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	1,002,521
Security	Principal Amount (000's omitted)	Value
Voya CLO Ltd., Series 2013-1A, Class DR, 11.044%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	$2,000	$ 1,905,860
Wellfleet CLO Ltd., Series 2020-1A, Class D, 11.804%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,150	1,131,185
Total Asset-Backed Securities (identified cost $21,245,633)		$ 21,377,024

Common Stocks — 1.8%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	55	$ 0
		$ 0
Commercial Services & Supplies — 0.1%
Monitronics International, Inc.(4)(5)	18,441	$ 258,174
Phoenix Services International LLC(4)(5)	16,081	64,324
Phoenix Services International LLC(4)(5)	1,467	5,868
		$ 328,366
Electronic Equipment, Instruments & Components — 0.3%
Range Red Acquisitions LLC, Class A1(3)(4)(5)	479	$ 1,049,211
		$ 1,049,211
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	2,650	$ 79,500
		$ 79,500
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	14,009	$ 355,184
		$ 355,184
Health Care — 0.4%
Cano Health, Inc.(4)(5)	106,449	$ 984,653
Envision Parent, Inc.(4)(5)	44,965	533,960
		$ 1,518,613
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	74,131	$ 722,777
Serta SSB Equipment Co.(3)(4)(5)	74,131	0
		$ 722,777

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	14,087	$ 8,185
		$ 8,185
Pharmaceuticals — 0.7%
Covis Midco 1 SARL, Class A(4)(5)	501	$ 255
Covis Midco 1 SARL, Class B(4)(5)	501	255
Covis Midco 1 SARL, Class C(4)(5)	501	256
Covis Midco 1 SARL, Class D(4)(5)	501	256
Covis Midco 1 SARL, Class E(4)(5)	501	256
Mallinckrodt International Finance SA(4)(5)	27,357	2,686,115
		$ 2,687,393
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	458	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	366,665	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	557	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	45,136	$ 0
		$ 0
Total Common Stocks (identified cost $7,351,586)		$ 6,749,229

Corporate Bonds — 5.3%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 199,758
TransDigm, Inc., 4.875%, 5/1/29	625	593,814
		$ 793,572
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,006,865
		$ 1,006,865
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 620,158
Security	Principal Amount (000's omitted)	Value
Building and Development (continued)
Standard Industries, Inc., 4.75%, 1/15/28(1)	$625	$ 608,532
		$ 1,228,690
Business Equipment and Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$700	$ 702,243
		$ 702,243
Cable and Satellite Television — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 569,041
		$ 569,041
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 221,533
		$ 221,533
Commercial Services — 0.1%
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	$489	$ 474,579
		$ 474,579
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 616,782
		$ 616,782
Distribution & Wholesale — 0.4%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$543	$ 545,766
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	995,532
		$ 1,541,298
Diversified Financial Services — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 573,394
		$ 573,394
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 346,226
		$ 346,226
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 578,371
		$ 578,371

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Entertainment — 0.1%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$339	$ 342,799
		$ 342,799
Food Service — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 575,534
		$ 575,534
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 553,876
Medline Borrower LP, 5.25%, 10/1/29(1)	241	233,674
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,032,518
		$ 1,820,068
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 582,307
		$ 582,307
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 622,694
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	571,943
		$ 1,194,637
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 552,867
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	624,227
		$ 1,177,094
Media — 0.0%(6)
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)(3)(7)	$0(8)	$ 0
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	197	173,579
		$ 173,579
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 477,206
		$ 477,206
Oil and Gas — 0.3%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 261,780
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	625	623,764
Vital Energy, Inc., 9.75%, 10/15/30	350	372,289
		$ 1,257,833
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$447	$ 470,730
		$ 470,730
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 605,975
		$ 605,975
Retail — 0.0%(6)
Evergreen AcqCo 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$31	$ 32,583
		$ 32,583
Retailers (Except Food and Drug) — 0.1%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	$355	$ 354,234
		$ 354,234
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 605,156
		$ 605,156
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$505	$ 482,630
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	881,986
		$ 1,364,616
Wireless Telecommunication Services — 0.1%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$557	$ 555,713
		$ 555,713
Total Corporate Bonds (identified cost $19,811,741)		$ 20,242,658

Preferred Stocks — 0.1%
Security	Shares	Value
Technology — 0.1%
Cohesity Global, Inc.:
Series G(4)	8,637	$ 226,721
Series G1(4)	5,968	156,660
Total Preferred Stocks (identified cost $299,403)		$ 383,381

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 139.2%(9)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.0%
Aernnova Aerospace SAU, Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 2/27/30	EUR	500	$ 518,539
Air Comm Corp. LLC:
Term Loan, 7.359%, (SOFR + 3.00%), 11/21/31		1,408	1,414,295
Term Loan, 12/11/31(10)		117	117,858
HDI Aerospace Intermediate Holding III Corp., Term Loan, 9/19/31(11)		650	653,250
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(7)		391	311,518
Novaria Holdings LLC, Term Loan, 8.412%, (SOFR + 4.00%), 6/6/31		599	604,485
			$ 3,619,945
Air Freight & Logistics — 0.2%
AIT Worldwide Logistics, Inc., Term Loan, 9.278%, (SOFR + 4.75%), 4/8/30		650	$ 653,819
			$ 653,819
Airlines — 0.5%
American Airlines, Inc., Term Loan, 9.305%, (SOFR + 4.75%), 4/20/28		1,966	$ 2,016,537
			$ 2,016,537
Apparel & Luxury Goods — 1.1%
ABG Intermediate Holdings 2 LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/21/28		745	$ 749,800
Gloves Buyer, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 12/29/27		2,214	2,212,495
Hanesbrands, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 3/8/30		139	140,499
Varsity Brands, Inc., Term Loan, 8.271%, (SOFR + 3.75%), 8/26/31		1,000	1,003,230
			$ 4,106,024
Auto Components — 3.5%
Adient U.S. LLC, Term Loan, 6.562%, (SOFR + 2.25%), 1/31/31		1,550	$ 1,558,158
Autokiniton U.S. Holdings, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 4/6/28		3,092	3,094,083
Clarios Global LP:
Term Loan, 5.773%, (3 mo. EURIBOR + 3.00%), 7/16/31(12)	EUR	630	653,792
Term Loan, 6.812%, (SOFR + 2.50%), 5/6/30		2,070	2,070,589
Borrower/Description	Principal Amount* (000's omitted)		Value
Auto Components (continued)
DexKo Global, Inc.:
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	$ 314,155
Term Loan, 6.683%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	461,361
Term Loan, 8.34%, (SOFR + 3.75%), 10/4/28		681	653,159
Garrett LX I SARL, Term Loan, 6.537%, (SOFR + 2.25%), 1/17/32		701	702,314
LSF12 Badger Bidco LLC, Term Loan, 10.312%, (SOFR + 6.00%), 8/30/30		297	295,144
LTI Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 7/19/29		1,247	1,253,446
RealTruck Group, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 1/31/28		1,791	1,735,250
Term Loan, 9.426%, (SOFR + 5.00%), 1/31/28		670	671,612
			$ 13,463,063
Automobiles — 0.5%
MajorDrive Holdings IV LLC:
Term Loan, 8.59%, (SOFR + 4.00%), 6/1/28		603	$ 584,277
Term Loan, 9.979%, (SOFR + 5.50%), 6/1/29		1,434	1,415,618
			$ 1,999,895
Beverages — 1.0%
Arterra Wines Canada, Inc., Term Loan, 8.09%, (SOFR + 3.50%), 11/24/27		960	$ 940,296
City Brewing Co. LLC:
Term Loan, 8.064%, (SOFR + 3.50%), 4/5/28		569	330,054
Term Loan, 10.814%, (SOFR + 6.25%), 4/5/28		184	104,459
Term Loan - Second Lien, 9.564%, (SOFR + 5.00%), 4/5/28		1,079	133,046
Triton Water Holdings, Inc., Term Loan, 7.84%, (SOFR + 3.25%), 3/31/28		2,364	2,378,420
			$ 3,886,275
Biotechnology — 0.4%
Alltech, Inc., Term Loan, 8.426%, (SOFR + 4.00%), 10/13/28		1,408	$ 1,416,169
			$ 1,416,169
Building Products — 3.1%
Cornerstone Building Brands, Inc., Term Loan, 7.656%, (SOFR + 3.25%), 4/12/28		2,750	$ 2,627,047
CPG International, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 9/19/31		723	727,259
Kodiak Building Partners, Inc., Term Loan, 8.046%, (SOFR + 3.75%), 12/4/31		550	550,993

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Building Products (continued)
LHS Borrower LLC, Term Loan, 9.162%, (SOFR + 4.75%), 2/16/29		990	$ 951,856
LSF12 Crown U.S. Commercial Bidco LLC, Term Loan, 8.587%, (SOFR + 4.25%), 12/2/31		2,025	2,029,637
MI Windows & Doors LLC, Term Loan, 7.312%, (SOFR + 3.00%), 3/28/31		2,264	2,285,209
Oscar AcquisitionCo LLC, Term Loan, 8.495%, (SOFR + 4.25%), 4/29/29		2,271	2,266,526
Standard Industries, Inc., Term Loan, 6.05%, (SOFR + 1.75%), 9/22/28		310	311,491
			$ 11,750,018
Capital Markets — 6.1%
Advisor Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/17/28		1,903	$ 1,915,154
AllSpring Buyer LLC, Term Loan, 7.375%, (SOFR + 3.00%), 11/1/30		1,319	1,325,023
Aretec Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/9/30		2,210	2,223,415
Citco Funding LLC, Term Loan, 7.308%, (SOFR + 2.75%), 4/27/28		765	774,771
Edelman Financial Center LLC, Term Loan, 7.312%, (SOFR + 3.00%), 4/7/28		2,428	2,449,075
EIG Management Co. LLC, Term Loan, 9.302%, (SOFR + 5.00%), 5/17/29		444	446,597
FinCo I LLC, Term Loan, 6.562%, (SOFR + 2.25%), 6/27/29		1,210	1,217,623
Focus Financial Partners LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/15/31		4,324	4,336,549
Franklin Square Holdings LP, Term Loan, 6.562%, (SOFR + 2.25%), 4/25/31		1,020	1,027,524
HighTower Holdings LLC, Term Loan, 8.071%, (SOFR + 3.50%), 4/21/28		2,231	2,237,819
Kestra Advisor Services Holdings A, Inc., Term Loan, 7.291%, (SOFR + 3.00%), 3/21/31		1,397	1,399,991
Mariner Wealth Advisors LLC, Term Loan, 7.079%, (SOFR + 2.75%), 8/18/28		1,822	1,830,482
Orion Advisor Solutions, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 9/24/30		623	631,231
Press Ganey Holdings, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 4/30/31		1,397	1,401,800
			$ 23,217,054
Chemicals — 7.1%
Aruba Investments Holdings LLC:
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	481	$ 497,791
Term Loan, 8.412%, (SOFR + 4.00%), 11/24/27		1,433	1,436,322
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
Charter NEX U.S., Inc., Term Loan, 7.326%, (SOFR + 3.00%), 11/29/30		1,170	$ 1,179,574
Discovery Purchaser Corp., Term Loan, 8.04%, (SOFR + 3.75%), 10/4/29		1,096	1,099,888
Gemini HDPE LLC, Term Loan, 7.552%, (SOFR + 3.00%), 12/31/27		622	622,783
Groupe Solmax, Inc., Term Loan, 9.264%, (SOFR + 4.75%), 5/29/28(12)		1,426	1,318,383
INEOS Enterprises Holdings II Ltd., Term Loan, 6.912%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	175	182,680
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.364%, (SOFR + 3.75%), 7/8/30		1,039	1,042,754
INEOS Finance PLC, Term Loan, 6.225%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4	3,937
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 6.725%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	286,110
Term Loan, 8.662%, (SOFR + 4.25%), 4/2/29		1,940	1,947,614
INEOS U.S. Finance LLC:
Term Loan, 6.912%, (SOFR + 2.50%), 11/8/28		511	510,473
Term Loan, 7.312%, (SOFR + 3.00%), 2/7/31		1,072	1,073,487
Term Loan, 7.562%, (SOFR + 3.25%), 2/18/30		1,912	1,914,151
Lonza Group AG, Term Loan, 8.354%, (SOFR + 3.93%), 7/3/28		2,390	2,336,721
Momentive Performance Materials, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 3/29/28		1,771	1,791,621
Nouryon Finance BV, Term Loan, 7.657%, (SOFR + 3.25%), 4/3/28		594	599,396
Olympus Water U.S. Holding Corp., Term Loan, 7.337%, (SOFR + 3.00%), 6/20/31		2,060	2,066,497
Orion Engineered Carbons GmbH, Term Loan, 6.579%, (SOFR + 2.15%), 9/24/28		314	314,437
Paint Intermediate III LLC, Term Loan, 7.522%, (SOFR + 3.00%), 10/9/31		525	528,063
Rohm Holding GmbH, Term Loan, 9.80%, (SOFR + 5.50%), 1/31/29		1,418	1,377,328
SCUR-Alpha 1503 GmbH, Term Loan, 9.791%, (SOFR + 5.50%), 3/29/30		467	451,800
Tronox Finance LLC:
Term Loan, 6.601%, (SOFR + 2.25%), 4/4/29		1,474	1,478,145
Term Loan, 6.821%, (SOFR + 2.50%), 9/18/31(12)		425	426,509
W.R. Grace & Co.-Conn., Term Loan, 7.579%, (SOFR + 3.25%), 9/22/28		2,377	2,399,077
			$ 26,885,541
Commercial Services & Supplies — 4.9%
Albion Financing 3 SARL, Term Loan, 8.80%, (SOFR + 4.25%), 8/16/29		1,580	$ 1,594,440

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
Allied Universal Holdco LLC, Term Loan, 8.162%, (SOFR + 3.75%), 5/12/28		3,801	$ 3,818,456
Belfor Holdings, Inc., Term Loan, 7.302%, (SOFR + 3.00%), 11/1/30		582	590,364
EnergySolutions LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/20/30		1,295	1,301,371
Flame Newco LLC, Term Loan, 10.412%, (SOFR + 6.10%), 6/30/28		201	196,966
Foundever Worldwide Corp., Term Loan, 8.206%, (SOFR + 3.75%), 8/28/28		2,249	1,570,389
Garda World Security Corp., Term Loan, 7.805%, (SOFR + 3.50%), 2/1/29		2,384	2,395,304
GFL Environmental, Inc., Term Loan, 6.305%, (SOFR + 2.00%), 7/3/31		923	923,827
Heritage-Crystal Clean, Inc., Term Loan, 8.337%, (SOFR + 4.00%), 10/17/30		693	699,497
Monitronics International, Inc., Term Loan, 12.073%, (SOFR + 7.50%), 6/30/28		1,004	1,000,741
Prime Security Services Borrower LLC, Term Loan, 6.326%, (SOFR + 2.00%), 10/13/30		948	950,880
Tempo Acquisition LLC, Term Loan, 6.062%, (SOFR + 1.75%), 8/31/28		1,244	1,245,407
TMF Group Holding BV, Term Loan, 7.046%, (SOFR + 2.75%), 5/3/28		371	373,890
TruGreen LP, Term Loan, 8.412%, (SOFR + 4.00%), 11/2/27		1,999	1,946,396
			$ 18,607,928
Construction Materials — 1.6%
Construction Partners, Inc., Term Loan, 6.81%, (SOFR + 2.50%), 11/3/31		525	$ 526,859
Quikrete Holdings, Inc.:
Term Loan, 6.562%, (SOFR + 2.25%), 3/19/29		2,432	2,440,744
Term Loan, 2/10/32(11)		1,750	1,760,937
Star Holding LLC, Term Loan, 8.812%, (SOFR + 4.50%), 7/31/31		1,222	1,222,267
			$ 5,950,807
Consumer Staples Distribution & Retail — 0.9%
Cardenas Markets, Inc., Term Loan, 11.179%, (SOFR + 6.75%), 8/1/29		393	$ 351,360
Peer Holding III BV:
Term Loan, 5.933%, (3 mo. EURIBOR + 3.25%), 9/29/28	EUR	525	548,194
Term Loan, 7.329%, (SOFR + 3.00%), 7/1/31		1,400	1,409,100
Term Loan, 7.579%, (SOFR + 3.25%), 10/28/30		1,092	1,099,027
			$ 3,407,681
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging — 1.4%
Altium Packaging LLC, Term Loan, 6.812%, (SOFR + 2.50%), 6/11/31		473	$ 472,332
Berlin Packaging LLC, Term Loan, 7.836%, (SOFR + 3.50%), 6/7/31(12)		1,762	1,774,079
Clydesdale Acquisition Holdings, Inc., Term Loan, 7.487%, (SOFR + 3.18%), 4/13/29		2,037	2,045,061
Pretium Packaging LLC, Term Loan - Second Lien, 9.171%, (SOFR + 4.60%), 10/2/28		35	23,847
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 11.534%, (SOFR + 6.75%), 10/1/29		300	72,000
Proampac PG Borrower LLC, Term Loan, 8.39%, (SOFR + 4.00%), 9/15/28		1,114	1,117,714
			$ 5,505,033
Distributors — 0.7%
CD&R Hydra Buyer, Inc., Term Loan, 8.412%, (SOFR + 4.00%), 3/25/31		1,117	$ 1,123,960
Parts Europe SA, Term Loan, 5.954%, (3 mo. EURIBOR + 3.25%), 2/3/31	EUR	1,475	1,545,582
Phillips Feed Service, Inc., Term Loan, 11.412%, (SOFR + 7.00%), 11/13/26(3)		100	60,155
			$ 2,729,697
Diversified Consumer Services — 2.3%
Ascend Learning LLC:
Term Loan, 7.312%, (SOFR + 3.00%), 12/11/28		1,526	$ 1,525,705
Term Loan - Second Lien, 10.162%, (SOFR + 5.75%), 12/10/29		940	939,457
Fugue Finance BV, Term Loan, 7.496%, (SOFR + 3.25%), 1/9/32		497	505,254
KUEHG Corp., Term Loan, 7.537%, (SOFR + 3.25%), 6/12/30		1,424	1,440,372
Project Boost Purchaser LLC:
Term Loan, 7.308%, (SOFR + 3.00%), 7/16/31		1,200	1,210,626
Term Loan - Second Lien, 9.557%, (SOFR + 5.25%), 7/16/32		375	384,493
Spring Education Group, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 10/4/30		843	848,358
Wand NewCo 3, Inc., Term Loan, 7.06%, (SOFR + 2.75%), 1/30/31		1,709	1,711,277
			$ 8,565,542
Diversified Financial Services — 0.4%
Concorde Midco Ltd., Term Loan, 7.092%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	525	$ 546,846

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Financial Services (continued)
Sandy BidCo BV, Term Loan, 7.073%, (6 mo. EURIBOR + 3.85%), 8/17/29	EUR	925	$ 958,545
			$ 1,505,391
Diversified Telecommunication Services — 3.0%
Altice France SA, Term Loan, 9.802%, (SOFR + 5.50%), 8/15/28		1,171	$ 992,179
Anuvu Holdings 2 LLC:
Term Loan, 12.701%, (SOFR + 8.25%), 3/23/26(3)		1,020	398,384
Term Loan, 14.451%, (SOFR + 10.00%), 8.451% cash, 6.00% PIK, 9/27/27(3)		411	328,459
Level 3 Financing, Inc.:
Term Loan, 10.872%, (SOFR + 6.56%), 4/15/29		2,000	2,030,000
Term Loan, 10.872%, (SOFR + 6.56%), 4/15/30		100	101,322
Lumen Technologies, Inc., Term Loan, 4/15/30(11)		2,000	1,869,030
Virgin Media Bristol LLC, Term Loan, 7.671%, (SOFR + 3.25%), 1/31/29		4,200	4,146,303
Zayo Group Holdings, Inc., Term Loan, 5.975%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,372	1,355,369
			$ 11,221,046
Electric Utilities — 0.6%
Kohler Energy Co. LLC, Term Loan, 8.062%, (SOFR + 3.75%), 5/1/31		2,130	$ 2,136,768
			$ 2,136,768
Electrical Equipment — 1.1%
AZZ, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 5/13/29		1,100	$ 1,108,271
WEC U.S. Holdings Ltd., Term Loan, 6.587%, (SOFR + 2.25%), 1/27/31		3,085	3,096,838
			$ 4,205,109
Electronic Equipment, Instruments & Components — 2.3%
Chamberlain Group, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 11/3/28		2,451	$ 2,466,703
Creation Technologies, Inc., Term Loan, 10.058%, (SOFR + 5.50%), 10/5/28		1,315	1,308,742
Ingram Micro, Inc., Term Loan, 7.077%, (SOFR + 2.75%), 9/22/31		1,416	1,429,287
Mirion Technologies, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 10/20/28		502	503,552
MX Holdings U.S., Inc., Term Loan, 7.473%, (SOFR + 2.75%), 7/31/28		246	247,840
Range Red Operating, Inc.:
Term Loan, 12.41%, (SOFR + 8.00%), 10/1/29		175	172,692
Borrower/Description	Principal Amount* (000's omitted)		Value
Electronic Equipment, Instruments & Components (continued)
Range Red Operating, Inc.: (continued)
Term Loan - Second Lien, 12.41%, (SOFR + 8.00%), 10/1/29		732	$ 724,416
Verifone Systems, Inc., Term Loan, 8.783%, (SOFR + 4.00%), 8/20/25		1,079	1,024,722
Verisure Holding AB:
Term Loan, 5.715%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	775	809,605
Term Loan, 5.921%, (3 mo. EURIBOR + 3.25%), 5/30/30	EUR	229	239,209
			$ 8,926,768
Energy Equipment & Services — 0.5%
Ameriforge Group, Inc., Term Loan, 15.425%, (SOFR + 11.00%), 4.425% cash, 11.00% PIK, 12/31/25(3)		60	$ 17,150
GIP Pilot Acquisition Partners LP, Term Loan, 6.302%, (SOFR + 2.00%), 10/4/30		472	474,952
PG Investment Co. 59 SARL, Term Loan, 7.329%, (SOFR + 3.00%), 3/26/31		1,397	1,408,666
			$ 1,900,768
Engineering & Construction — 1.4%
American Residential Services LLC, Term Loan, 7.541%, (SOFR + 3.50%), 2/2/32		552	$ 553,728
Arcosa, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 8/12/31		375	378,281
Artera Services LLC, Term Loan, 8.829%, (SOFR + 4.50%), 2/15/31		422	419,547
Azuria Water Solutions, Inc., Term Loan, 7.31%, (SOFR + 3.00%), 5/17/28		1,244	1,254,916
Northstar Group Services, Inc., Term Loan, 9.079%, (SOFR + 4.75%), 5/8/30		1,891	1,909,641
Platea BC Bidco AB:
Term Loan, 4.532%, (3 mo. EURIBOR + 4.00%), 4/3/31(10)	EUR	142	148,170
Term Loan, 6.715%, (3 mo. EURIBOR + 4.00%), 4/3/31	EUR	708	740,847
			$ 5,405,130
Entertainment — 1.2%
City Football Group Ltd., Term Loan, 7.426%, (SOFR + 3.00%), 7/22/30		1,236	$ 1,235,776
Endeavor Group Holdings, Inc., Term Loan, 1/27/32(11)		1,750	1,754,375
Renaissance Holding Corp., Term Loan, 8.312%, (SOFR + 4.00%), 4/5/30		1,482	1,482,555

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Entertainment (continued)
Vue Entertainment International Ltd., Term Loan, 11.446%, (3 mo. EURIBOR + 8.406%), 3.046% cash, 8.40% PIK, 12/31/27	EUR	271	$ 177,365
Vue International Bidco PLC, Term Loan, 11.046%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	69	71,810
			$ 4,721,881
Financial Services — 2.0%
Boost Newco Borrower LLC, Term Loan, 6.829%, (SOFR + 2.50%), 1/31/31		2,968	$ 2,983,884
CPI Holdco B LLC, Term Loan, 6.312%, (SOFR + 2.00%), 5/19/31		1,222	1,223,214
Grant Thornton Advisors LLC, Term Loan, 7.055%, (SOFR + 2.75%), 6/2/31		2,345	2,354,896
NCR Atleos LLC, Term Loan, 8.053%, (SOFR + 3.75%), 4/16/29		601	605,829
Nuvei Technologies Corp., Term Loan, 7.312%, (SOFR + 3.00%), 11/15/31		525	527,040
			$ 7,694,863
Food Products — 1.4%
CHG PPC Parent LLC, Term Loan, 7.426%, (SOFR + 3.00%), 12/8/28		389	$ 392,070
Del Monte Foods, Inc.:
Term Loan, 12.616%, (SOFR + 8.15%), 8/2/28		419	419,567
Term Loan - Second Lien, 8.851%, (SOFR + 4.40%), 8/2/28		882	541,674
Nomad Foods U.S. LLC, Term Loan, 6.968%, (SOFR + 2.50%), 11/12/29		1,960	1,974,902
POP Bidco SAS, Term Loan, 7.344%, (3 mo. EURIBOR + 4.50%), 11/26/31	EUR	1,225	1,279,711
Simply Good Foods USA, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 3/17/27		138	138,853
United Petfood Group BV, Term Loan, 5.559%, (3 mo. EURIBOR + 2.75%), 4/24/28	EUR	700	729,205
			$ 5,475,982
Gas Utilities — 0.7%
CQP Holdco LP, Term Loan, 6.329%, (SOFR + 2.00%), 12/31/30		2,607	$ 2,614,724
			$ 2,614,724
Health Care Equipment & Supplies — 1.6%
Bayou Intermediate II LLC, Term Loan, 9.052%, (SOFR + 4.50%), 8/2/28		1,515	$ 1,517,750
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 8.062%, (SOFR + 3.75%), 3/1/28		2,463	$ 2,476,126
Medline Borrower LP, Term Loan, 6.562%, (SOFR + 2.25%), 10/23/28		2,215	2,227,917
			$ 6,221,793
Health Care Providers & Services — 8.7%
AEA International Holdings (Lux) SARL, Term Loan, 7.079%, (SOFR + 2.75%), 9/7/28		1,584	$ 1,591,885
Biogroup-LCD, Term Loan, 6.532%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	225	230,658
BW NHHC Holdco, Inc., Term Loan - Second Lien, 14.579%, (SOFR + 10.25%), 12.329% cash, 2.25% PIK, 1/15/26		2,203	2,025,574
Cano Health LLC, Term Loan, 13.829%, (SOFR + 9.50%), 6/28/29		479	460,965
CCRR Parent, Inc., Term Loan, 9.026%, (SOFR + 4.25%), 3/6/28		2,518	1,293,673
Cerba Healthcare SAS:
Term Loan, 6.425%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	350	330,314
Term Loan, 6.675%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	500	471,696
CHG Healthcare Services, Inc., Term Loan, 7.396%, (SOFR + 3.00%), 9/29/28		2,026	2,042,598
CNT Holdings I Corp., Term Loan, 7.791%, (SOFR + 3.50%), 11/8/27		1,496	1,502,734
Concentra Health Services, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 7/28/31		374	375,231
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(7)		617	250,636
Electron BidCo, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 11/1/28		958	965,967
Ensemble RCM LLC, Term Loan, 7.291%, (SOFR + 3.00%), 8/1/29		1,447	1,460,662
Hanger, Inc.:
Term Loan, 3.50%, 10/23/31(10)		148	149,957
Term Loan, 7.812%, (SOFR + 3.50%), 10/23/31		1,152	1,164,668
IVC Acquisition Ltd.:
Term Loan, 6.736%, (3 mo. EURIBOR + 4.00%), 12/12/28	EUR	1,325	1,379,442
Term Loan, 8.04%, (SOFR + 3.75%), 12/12/28		1,040	1,046,344
LSCS Holdings, Inc., Term Loan, 8.926%, (SOFR + 4.61%), 12/16/28		606	611,555
Medical Solutions Holdings, Inc., Term Loan, 7.891%, (SOFR + 3.50%), 11/1/28		2,442	1,740,680
National Mentor Holdings, Inc.:
Term Loan, 8.165%, (SOFR + 3.75%), 3/2/28(12)		1,994	1,976,182
Term Loan, 8.179%, (SOFR + 3.75%), 3/2/28		59	58,226

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Option Care Health, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 10/27/28		340	$ 342,513
Pacific Dental Services LLC, Term Loan, 7.049%, (SOFR + 2.75%), 3/15/31		868	876,814
Phoenix Guarantor, Inc., Term Loan, 6.812%, (SOFR + 2.50%), 2/21/31		1,628	1,636,071
Radnet Management, Inc., Term Loan, 6.771%, (SOFR + 2.25%), 4/18/31		721	726,785
Raven Acquisition Holdings LLC:
Term Loan, 1.625%, 11/19/31(10)		107	107,162
Term Loan, 7.562%, (SOFR + 3.25%), 11/19/31		1,493	1,500,270
Select Medical Corp., Term Loan, 6.333%, (SOFR + 2.00%), 12/3/31		975	979,675
Sound Inpatient Physicians, Term Loan - Second Lien, 9.59%, (SOFR + 5.00%), 8.09% cash, 1.50% PIK, 6/28/28		370	345,049
Surgery Center Holdings, Inc., Term Loan, 7.061%, (SOFR + 2.75%), 12/19/30		2,187	2,198,500
Synlab Bondco PLC:
Term Loan, 5.068%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	300	312,849
Term Loan, 6.181%, (3 mo. EURIBOR + 3.50%), 12/20/30	EUR	525	548,009
TTF Holdings LLC, Term Loan, 8.062%, (SOFR + 3.75%), 7/18/31		1,425	1,425,891
U.S. Anesthesia Partners, Inc., Term Loan, 8.702%, (SOFR + 4.25%), 10/1/28		895	892,047
			$ 33,021,282
Health Care Technology — 2.7%
athenahealth Group, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 2/15/29		1,754	$ 1,758,001
Certara LP, Term Loan, 7.312%, (SOFR + 3.00%), 6/26/31		931	936,191
Imprivata, Inc., Term Loan, 7.791%, (SOFR + 3.50%), 12/1/27		2,570	2,593,026
PointClickCare Technologies, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 11/3/31		1,228	1,238,585
Project Ruby Ultimate Parent Corp., Term Loan, 7.426%, (SOFR + 3.00%), 3/10/28		1,086	1,091,846
Symplr Software, Inc., Term Loan, 8.891%, (SOFR + 4.50%), 12/22/27		1,678	1,544,725
Waystar Technologies, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 10/22/29		917	922,844
			$ 10,085,218
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure — 6.2%
Betclic Everest Group, Term Loan, 6.112%, (1 mo. EURIBOR + 3.25%), 12/10/31	EUR	475	$ 495,914
Caesars Entertainment, Inc., Term Loan, 6.562%, (SOFR + 2.25%), 2/6/31		2,308	2,317,900
Carnival Corp., Term Loan, 6.302%, (SOFR + 2.00%), 10/18/28		2,512	2,525,782
ClubCorp Holdings, Inc., Term Loan, 9.59%, (SOFR + 5.00%), 9/18/26		1,248	1,255,272
Fertitta Entertainment LLC, Term Loan, 7.812%, (SOFR + 3.50%), 1/27/29		1,965	1,977,034
Flutter Financing BV, Term Loan, 6.079%, (SOFR + 1.75%), 11/30/30		3,119	3,125,189
Horizon U.S. Finco LP, Term Loan, 9.055%, (SOFR + 4.75%), 10/31/31		1,050	1,049,344
IRB Holding Corp., Term Loan, 6.812%, (SOFR + 2.50%), 12/15/27		2,420	2,430,321
J&J Ventures Gaming LLC, Term Loan, 7.802%, (SOFR + 3.50%), 4/26/30		550	550,000
Ontario Gaming GTA LP, Term Loan, 8.579%, (SOFR + 4.25%), 8/1/30		1,489	1,496,586
Playa Resorts Holding BV, Term Loan, 7.062%, (SOFR + 2.75%), 1/5/29		2,009	2,018,844
Scientific Games Holdings LP, Term Loan, 7.296%, (SOFR + 3.00%), 4/4/29		1,970	1,979,023
SeaWorld Parks & Entertainment, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 12/4/31		1,718	1,720,988
Wyndham Hotels & Resorts, Inc., Term Loan, 6.062%, (SOFR + 1.75%), 5/24/30		790	793,550
			$ 23,735,747
Household Durables — 2.5%
ACProducts, Inc., Term Loan, 8.84%, (SOFR + 4.25%), 5/17/28		2,700	$ 2,088,750
Hunter Douglas, Inc., Term Loan, 7.553%, (SOFR + 3.25%), 1/20/32		2,688	2,706,169
Libbey Glass, Inc., Term Loan, 10.95%, (SOFR + 6.50%), 11/22/27		655	640,124
Madison Safety & Flow LLC, Term Loan, 7.562%, (SOFR + 3.25%), 9/26/31		773	779,950
Serta Simmons Bedding LLC:
Term Loan, 11.905%, (SOFR + 7.50%), 6/29/28		155	155,315
Term Loan, 11.943%, (SOFR + 7.50%), 6/29/28		1,429	1,310,969
Tempur Sealy International, Inc., Term Loan, 6.84%, (SOFR + 2.50%), 10/24/31		1,675	1,683,032
			$ 9,364,309

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Household Products — 0.5%
Kronos Acquisition Holdings, Inc., Term Loan, 8.288%, (SOFR + 4.00%), 7/8/31		1,820	$ 1,724,018
			$ 1,724,018
Independent Power and Renewable Electricity Producers — 0.3%
Thunder Generation Funding LLC, Term Loan, 7.329%, (SOFR + 3.00%), 10/3/31		1,072	$ 1,081,293
			$ 1,081,293
Industrials Conglomerates — 0.6%
AAG U.S. GSI Bidco, Inc., Term Loan, 9.329%, (SOFR + 5.00%), 10/31/31		500	$ 503,750
John Bean Technologies Corp., Term Loan, 6.662%, (SOFR + 2.25%), 1/2/32		725	732,069
Nvent Electric Public Ltd. Co., Term Loan, 1/30/32(11)		1,125	1,137,133
			$ 2,372,952
Insurance — 2.1%
Alliant Holdings Intermediate LLC, Term Loan, 7.052%, (SOFR + 2.75%), 9/19/31		1,625	$ 1,632,514
AmWINS Group, Inc., Term Loan, 6.56%, (SOFR + 2.25%), 1/30/32		510	511,178
Broadstreet Partners, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 6/13/31		1,617	1,626,795
Financiere CEP SAS, Term Loan, 6.577%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	500	522,074
Ryan Specialty Group LLC, Term Loan, 6.562%, (SOFR + 2.25%), 9/15/31		1,225	1,232,044
Truist Insurance Holdings LLC:
Term Loan, 7.079%, (SOFR + 2.75%), 5/6/31		506	507,857
Term Loan - Second Lien, 9.079%, (SOFR + 4.75%), 5/6/32		263	267,872
USI, Inc., Term Loan, 6.579%, (SOFR + 2.25%), 9/29/30		1,493	1,494,157
			$ 7,794,491
Interactive Media & Services — 1.1%
Arches Buyer, Inc., Term Loan, 7.662%, (SOFR + 3.25%), 12/6/27		1,959	$ 1,922,851
Foundational Education Group, Inc., Term Loan, 8.302%, (SOFR + 3.75%), 8/31/28		1,431	1,393,193
Getty Images, Inc., Term Loan, 8.845%, (SOFR + 4.50%), 2/19/26		905	907,262
			$ 4,223,306
Borrower/Description	Principal Amount* (000's omitted)		Value
IT Services — 6.5%
Asurion LLC:
Term Loan, 7.676%, (SOFR + 3.25%), 7/31/27		1,447	$ 1,447,774
Term Loan, 8.412%, (SOFR + 4.00%), 8/19/28		1,084	1,083,606
Term Loan, 8.562%, (SOFR + 4.25%), 9/19/30		1,136	1,135,501
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/31/28		1,830	1,794,086
Term Loan - Second Lien, 9.676%, (SOFR + 5.25%), 1/20/29		1,400	1,365,329
Endure Digital, Inc., Term Loan, 7.94%, (SOFR + 3.50%), 2/10/28		3,945	3,227,977
Gainwell Acquisition Corp., Term Loan, 8.429%, (SOFR + 4.00%), 10/1/27		2,774	2,648,001
Go Daddy Operating Co. LLC:
Term Loan, 6.062%, (SOFR + 1.75%), 11/9/29		1,798	1,802,786
Term Loan, 6.062%, (SOFR + 1.75%), 5/30/31		348	348,917
NAB Holdings LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/23/28		3,110	3,133,369
Plano HoldCo, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 10/2/31		575	580,031
Rackspace Finance LLC:
Term Loan, 10.662%, (SOFR + 6.25%), 5/15/28		1,727	1,791,935
Term Loan - Second Lien, 7.162%, (SOFR + 2.75%), 5/15/28		3,682	2,150,915
Sedgwick Claims Management Services, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 7/31/31		1,115	1,122,954
Synechron, Inc., Term Loan, 8.041%, (SOFR + 3.75%), 10/3/31		875	880,469
			$ 24,513,650
Leisure Products — 0.7%
Fender Musical Instruments Corp., Term Loan, 8.412%, (SOFR + 4.00%), 12/1/28		256	$ 251,040
Recess Holdings, Inc., Term Loan, 8.047%, (SOFR + 3.75%), 2/20/30		1,291	1,306,082
Tait LLC, Term Loan, 8.812%, (SOFR + 4.50%), 10/1/31		975	988,864
			$ 2,545,986
Life Sciences Tools & Services — 1.3%
Cambrex Corp., Term Loan, 7.912%, (SOFR + 3.50%), 12/4/26		287	$ 287,579
Curia Global, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 8/30/26		1,803	1,727,640
IQVIA, Inc., Term Loan, 6.329%, (SOFR + 2.00%), 1/2/31		1,337	1,348,061
LGC Group Holdings Ltd., Term Loan, 5.975%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	475	492,699

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Life Sciences Tools & Services (continued)
Loire Finco Luxembourg SARL, Term Loan, 7.912%, (SOFR + 3.50%), 4/21/27	311	$ 310,967
Sotera Health Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 5/30/31	773	776,607
		$ 4,943,553
Machinery — 8.7%
AI Aqua Merger Sub, Inc., Term Loan, 7.337%, (SOFR + 3.00%), 7/31/28	2,151	$ 2,158,632
American Trailer World Corp., Term Loan, 8.162%, (SOFR + 3.75%), 3/3/28	1,261	1,128,743
Apex Tool Group LLC:
Term Loan, 14.412%, (SOFR + 10.00%), 11.912% cash, 2.50% PIK, 2/8/30	1,221	1,117,576
Term Loan - Second Lien, 11.662%, (SOFR + 7.25%), 7.662% cash, 4.00% PIK, 2/8/29	524	488,859
Clark Equipment Co., Term Loan, 6.329%, (SOFR + 2.00%), 4/20/29	862	866,113
Conair Holdings LLC, Term Loan, 8.176%, (SOFR + 3.75%), 5/17/28	2,129	1,973,524
CPM Holdings, Inc., Term Loan, 8.837%, (SOFR + 4.50%), 9/28/28	1,889	1,805,099
Crown Equipment Corp., Term Loan, 6.805%, (SOFR + 2.50%), 10/10/31	1,050	1,059,193
Cube Industrials Buyer, Inc., Term Loan, 7.793%, (SOFR + 3.50%), 10/17/31	425	428,188
EMRLD Borrower LP:
Term Loan, 6.829%, (SOFR + 2.50%), 8/4/31	1,022	1,027,274
Term Loan, 6.933%, (SOFR + 2.50%), 5/31/30	727	730,241
Engineered Machinery Holdings, Inc., Term Loan, 8.34%, (SOFR + 3.75%), 5/19/28	3,399	3,426,588
Filtration Group Corp., Term Loan, 7.313%, (SOFR + 3.00%), 10/21/28	629	634,692
Gates Global LLC, Term Loan, 6.062%, (SOFR + 1.75%), 6/4/31	2,319	2,325,101
Icebox Holdco III, Inc., Term Loan, 8.086%, (SOFR + 3.50%), 12/22/28	706	712,220
Madison IAQ LLC, Term Loan, 6.762%, (SOFR + 2.50%), 6/21/28	2,412	2,420,039
Pro Mach Group, Inc., Term Loan, 7.812%, (SOFR + 3.50%), 8/31/28	1,481	1,494,908
Roper Industrial Products Investment Co. LLC, Term Loan, 7.079%, (SOFR + 2.75%), 11/22/29	1,305	1,310,393
SPX Flow, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 4/5/29	1,535	1,550,735
Terex Corp., Term Loan, 6.312%, (SOFR + 2.00%), 10/8/31	2,350	2,365,733
Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
TK Elevator Midco GmbH, Term Loan, 6.598%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	900	$ 943,384
TK Elevator Topco GmbH, Term Loan, 6.223%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	500	522,510
TK Elevator U.S. Newco, Inc., Term Loan, 7.737%, (SOFR + 3.50%), 4/30/30		1,991	2,007,857
Zephyr German BidCo GmbH, Term Loan, 5.932%, (3 mo. EURIBOR + 3.15%), 3/10/28	EUR	600	623,290
			$ 33,120,892
Media — 1.1%
Aragorn Parent Corp., Term Loan, 8.311%, (SOFR + 4.00%), 12/15/28		1,297	$ 1,310,969
Charter Communications Operating LLC, Term Loan, 6.56%, (SOFR + 2.25%), 12/15/31		575	575,109
Emerald X, Inc., Term Loan, 1/30/32(11)		225	226,618
Gray Television, Inc., Term Loan, 7.452%, (SOFR + 3.00%), 12/1/28		800	737,811
Hubbard Radio LLC, Term Loan, 8.812%, (SOFR + 4.50%), 9/30/27		460	322,439
MJH Healthcare Holdings LLC, Term Loan, 7.662%, (SOFR + 3.25%), 1/28/29		467	470,531
Sinclair Television Group, Inc., Term Loan, 6.926%, (SOFR + 2.50%), 9/30/26		568	567,549
			$ 4,211,026
Metals/Mining — 1.2%
AAP Buyer, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 9/9/31		475	$ 479,156
Arsenal AIC Parent LLC, Term Loan, 7.562%, (SOFR + 3.25%), 8/18/30		1,485	1,494,324
Minerals Technologies, Inc., Term Loan, 6.311%, (SOFR + 2.00%), 11/26/31		525	526,969
PMHC II, Inc., Term Loan, 8.689%, (SOFR + 4.25%), 4/23/29		1,795	1,773,307
WireCo WorldGroup, Inc., Term Loan, 8.04%, (SOFR + 3.75%), 11/13/28		368	345,627
			$ 4,619,383
Oil, Gas & Consumable Fuels — 2.6%
Epic Crude Services LP, Term Loan, 7.302%, (SOFR + 3.00%), 10/15/31		625	$ 631,250
Freeport LNG Investments LLLP, Term Loan, 7.543%, (SOFR + 3.25%), 12/21/28		1,322	1,326,950
ITT Holdings LLC, Term Loan, 7.062%, (SOFR + 2.75%), 10/11/30		815	820,931
Matador Bidco SARL, Term Loan, 8.662%, (SOFR + 4.25%), 7/30/29		3,306	3,338,785

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Oryx Midstream Services Permian Basin LLC, Term Loan, 6.552%, (SOFR + 2.25%), 10/5/28		868	$ 873,160
Oxbow Carbon LLC, Term Loan, 7.812%, (SOFR + 3.50%), 5/10/30		517	519,064
UGI Energy Services LLC, Term Loan, 6.812%, (SOFR + 2.50%), 2/22/30		2,347	2,367,524
			$ 9,877,664
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 7.579%, (SOFR + 3.25%), 2/14/31		496	$ 498,731
			$ 498,731
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 7.912%, (SOFR + 3.50%), 2/23/29		1,277	$ 1,211,800
			$ 1,211,800
Pharmaceuticals — 0.9%
Ceva Sante Animale, Term Loan, 7.772%, (SOFR + 3.25%), 11/8/30		397	$ 400,226
Jazz Financing Lux SARL, Term Loan, 6.562%, (SOFR + 2.25%), 5/5/28		1,566	1,571,926
Mallinckrodt International Finance SA, Term Loan - Second Lien, 14.00%, (SOFR + 9.50%), 11/14/28		1,290	1,365,349
			$ 3,337,501
Professional Services — 7.3%
AAL Delaware Holdco, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 7/30/31		698	$ 703,815
AlixPartners LLP:
Term Loan, 5.683%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	481	502,017
Term Loan, 6.926%, (SOFR + 2.50%), 2/4/28		542	544,031
Amspec Parent LLC:
Term Loan, 8.579%, (SOFR + 4.25%), 12/22/31		802	806,176
Term Loan, 12/22/31(10)		123	124,027
APFS Staffing Holdings, Inc., Term Loan, 8.562%, (SOFR + 4.25%), 12/29/28		239	239,974
Apleona Holding GmbH, Term Loan, 5.312%, (3 mo. EURIBOR + 2.70%), 4/28/28	EUR	750	781,983
Camelot U.S. Acquisition LLC, Term Loan, 7.062%, (SOFR + 2.75%), 1/31/31		2,610	2,617,631
CoreLogic, Inc., Term Loan, 7.926%, (SOFR + 3.50%), 6/2/28		1,801	1,798,250
Corporation Service Co., Term Loan, 6.299%, (SOFR + 2.00%), 11/2/29		245	246,002
Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Crisis Prevention Institute, Inc., Term Loan, 8.312%, (SOFR + 4.00%), 4/9/31		325	$ 326,896
Deerfield Dakota Holding LLC, Term Loan, 8.079%, (SOFR + 3.75%), 4/9/27		2,055	2,027,351
EAB Global, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 8/16/28		2,198	2,201,686
Employbridge Holding Co., Term Loan, 9.317%, (SOFR + 4.75%), 7/19/28		1,940	1,230,218
First Advantage Holdings LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/31/31		1,600	1,616,752
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		684	689,895
Galaxy Bidco Ltd., Term Loan, 6.757%, (3 mo. EURIBOR + 4.00%), 12/19/29	EUR	675	708,267
Genuine Financial Holdings LLC, Term Loan, 8.312%, (SOFR + 4.00%), 9/27/30		395	397,777
Lernen Bidco Ltd., Term Loan, 8.589%, (SOFR + 4.00%), 10/27/31		525	530,250
Mermaid Bidco, Inc., Term Loan, 7.804%, (SOFR + 3.25%), 7/3/31		547	552,227
Neptune Bidco U.S., Inc., Term Loan, 9.389%, (SOFR + 5.00%), 4/11/29		1,818	1,535,893
Planet U.S. Buyer LLC, Term Loan, 7.521%, (SOFR + 3.00%), 2/7/31		1,219	1,227,889
Stepstone Group Midco 2 GmbH, Term Loan, 12/4/31(11)		825	812,625
Techem Verwaltungsgesellschaft 675 GmbH, Term Loan, 6.782%, (3 mo. EURIBOR + 3.75%), 7/15/29	EUR	2,339	2,447,420
Teneo Holdings LLC, Term Loan, 9.062%, (SOFR + 4.75%), 3/13/31		1,266	1,280,151
Tidal Waste & Recycling Holdings LLC, Term Loan, 7.829%, (SOFR + 3.50%), 10/24/31		650	656,195
Vaco Holdings LLC, Term Loan, 9.479%, (SOFR + 5.00%), 1/21/29		1,227	1,109,582
			$ 27,714,980
Real Estate Management & Development — 0.8%
Greystar Real Estate Partners LLC, Term Loan, 7.05%, (SOFR + 2.75%), 8/21/30		2,081	$ 2,083,891
Homeserve USA Holding Corp., Term Loan, 6.299%, (SOFR + 2.00%), 10/21/30		918	918,733
			$ 3,002,624
Road & Rail — 1.6%
First Student Bidco, Inc.:
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28		1,253	$ 1,257,219
Term Loan, 6.892%, (SOFR + 2.50%), 7/21/28		383	384,497

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Road & Rail (continued)
Hertz Corp.:
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28		1,236	$ 1,118,530
Term Loan, 7.926%, (SOFR + 3.50%), 6/30/28		241	218,446
Term Loan, 8.061%, (SOFR + 3.75%), 6/30/28		743	672,375
Kenan Advantage Group, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 1/25/29		2,335	2,337,264
			$ 5,988,331
Semiconductors & Semiconductor Equipment — 0.6%
Altar Bidco, Inc.:
Term Loan, 7.247%, (SOFR + 3.10%), 2/1/29		1,783	$ 1,783,424
Term Loan - Second Lien, 9.747%, (SOFR + 5.60%), 2/1/30		450	436,010
Bright Bidco BV, Term Loan, 12.585%, (SOFR + 8.00%), 10/31/27		444	199,184
			$ 2,418,618
Software — 18.1%
Applied Systems, Inc., Term Loan, 7.329%, (SOFR + 3.00%), 2/24/31		642	$ 648,883
Astra Acquisition Corp.:
Term Loan, 9.579%, (SOFR + 5.25%), 10/25/28		735	50,519
Term Loan, 11.079%, (SOFR + 6.75%), 2/25/28		526	323,329
Term Loan, 17.649%, (SOFR + 13.32%), 10/25/29		1,089	81,662
Boxer Parent Co., Inc.:
Term Loan, 6.112%, (3 mo. EURIBOR + 3.50%), 7/30/31	EUR	262	274,007
Term Loan, 7.291%, (SOFR + 3.00%), 7/30/31		3,668	3,688,142
Central Parent, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 7/6/29		2,030	1,942,897
Cloud Software Group, Inc., Term Loan, 7.829%, (SOFR + 3.50%), 3/30/29		3,315	3,340,894
Cloudera, Inc.:
Term Loan, 8.162%, (SOFR + 3.75%), 10/8/28		3,368	3,367,357
Term Loan - Second Lien, 10.412%, (SOFR + 6.00%), 10/8/29		650	633,750
Clover Holdings SPV III LLC, Term Loan, 15.00%, 12/18/27(13)		221	223,141
Constant Contact, Inc., Term Loan, 8.564%, (SOFR + 4.00%), 2/10/28		1,242	1,141,172
Cornerstone OnDemand, Inc., Term Loan, 8.176%, (SOFR + 3.75%), 10/16/28		1,118	1,006,716
Dragon Buyer, Inc., Term Loan, 7.579%, (SOFR + 3.25%), 9/30/31		1,400	1,408,379
Drake Software LLC, Term Loan, 8.562%, (SOFR + 4.25%), 6/26/31		2,045	1,924,739
Borrower/Description	Principal Amount* (000's omitted)	Value
Software (continued)
E2open LLC, Term Loan, 7.926%, (SOFR + 3.50%), 2/4/28	1,839	$ 1,836,957
ECI Macola Max Holding LLC, Term Loan, 7.579%, (SOFR + 3.25%), 5/9/30	1,398	1,414,645
Epicor Software Corp., Term Loan, 7.062%, (SOFR + 2.75%), 5/30/31	3,936	3,972,024
Fiserv Investment Solutions, Inc., Term Loan, 8.521%, (SOFR + 4.00%), 2/18/27	1,474	1,459,073
GoTo Group, Inc.:
Term Loan, 9.189%, (SOFR + 4.75%), 4/28/28	969	896,836
Term Loan - Second Lien, 9.189%, (SOFR + 4.75%), 4/28/28	614	309,048
iSolved, Inc., Term Loan, 7.562%, (SOFR + 3.25%), 10/15/30	496	502,076
Ivanti Software, Inc., Term Loan, 8.817%, (SOFR + 4.25%), 12/1/27	1,289	958,507
Marcel LUX IV SARL, Term Loan, 7.90%, (SOFR + 3.50%), 11/9/30	1,269	1,287,662
McAfee LLC, Term Loan, 7.337%, (SOFR + 3.00%), 3/1/29	2,401	2,412,813
Mosel Bidco SE, Term Loan, 8.829%, (SOFR + 4.50%), 9/16/30	250	253,750
OceanKey (U.S.) II Corp., Term Loan, 7.912%, (SOFR + 3.50%), 12/15/28	535	537,771
Open Text Corp., Term Loan, 6.062%, (SOFR + 1.75%), 1/31/30	1,275	1,278,389
Polaris Newco LLC, Term Loan, 8.552%, (SOFR + 4.00%), 6/2/28	2,588	2,594,157
Proofpoint, Inc., Term Loan, 7.312%, (SOFR + 3.00%), 8/31/28	2,911	2,931,433
Quartz Acquireco LLC, Term Loan, 7.079%, (SOFR + 2.75%), 6/28/30	1,485	1,495,181
Quest Software U.S. Holdings, Inc., Term Loan, 8.691%, (SOFR + 4.25%), 2/1/29	1,744	1,181,359
RealPage, Inc.:
Term Loan, 7.59%, (SOFR + 3.00%), 4/24/28	3,262	3,262,690
Term Loan, 8.079%, (SOFR + 3.75%), 4/24/28	450	453,497
Redstone Holdco 2 LP, Term Loan, 9.302%, (SOFR + 4.75%), 4/27/28	1,376	786,870
Sabre GLBL, Inc.:
Term Loan, 7.926%, (SOFR + 3.50%), 12/17/27	223	216,738
Term Loan, 7.926%, (SOFR + 3.50%), 12/17/27	391	381,131
Term Loan, 8.662%, (SOFR + 4.25%), 6/30/28	164	159,798
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29	2,167	2,172,853
Term Loan, 10.412%, (SOFR + 6.00%), 11/15/29	544	533,323
Skillsoft Corp., Term Loan, 9.675%, (SOFR + 5.25%), 7/14/28	1,472	1,297,572

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
SolarWinds Holdings, Inc., Term Loan, 7.062%, (SOFR + 2.75%), 2/5/30		1,763	$ 1,775,845
Sophia LP, Term Loan, 7.312%, (SOFR + 3.00%), 10/9/29		3,315	3,338,836
UKG, Inc., Term Loan, 7.30%, (SOFR + 3.00%), 2/10/31		4,363	4,393,424
Veritas U.S., Inc., Term Loan, 16.928%, (SOFR + 12.50%), 12/9/29		660	660,230
Vision Solutions, Inc., Term Loan, 8.552%, (SOFR + 4.00%), 4/24/28		3,799	3,775,355
			$ 68,585,430
Specialty Retail — 5.0%
Apro LLC, Term Loan, 8.266%, (SOFR + 3.75%), 7/9/31		599	$ 600,370
Boels Topholding BV, Term Loan, 5.79%, (3 mo. EURIBOR + 2.75%), 5/23/31	EUR	496	517,466
Great Outdoors Group LLC, Term Loan, 7.552%, (SOFR + 3.25%), 1/16/32		2,593	2,613,179
Harbor Freight Tools USA, Inc., Term Loan, 6.862%, (SOFR + 2.50%), 6/11/31(12)		2,313	2,303,520
Hoya Midco LLC, Term Loan, 7.291%, (SOFR + 3.00%), 2/3/29		1,070	1,073,233
Les Schwab Tire Centers, Term Loan, 6.812%, (SOFR + 2.50%), 4/23/31		4,791	4,809,341
LIDS Holdings, Inc., Term Loan, 10.001%, (SOFR + 5.50%), 12/14/26		139	138,181
Mattress Firm, Inc., Term Loan, 8.924%, (SOFR + 4.25%), 9/25/28		3,038	3,042,089
PetSmart, Inc., Term Loan, 8.162%, (SOFR + 3.75%), 2/11/28		2,249	2,257,081
Speedster Bidco GmbH:
Term Loan, 6.569%, (3 mo. EURIBOR + 3.75%), 12/10/31	EUR	875	915,328
Term Loan, 7.905%, (SOFR + 3.50%), 12/10/31		850	856,375
			$ 19,126,163
Trading Companies & Distributors — 3.3%
Beacon Roofing Supply, Inc., Term Loan, 6.312%, (SOFR + 2.00%), 5/19/28		545	$ 546,928
Core & Main LP, Term Loan, 6.311%, (SOFR + 2.00%), 2/9/31		371	373,577
DXP Enterprises, Inc., Term Loan, 8.062%, (SOFR + 3.75%), 10/11/30		691	701,063
Foundation Building Materials Holding Co. LLC, Term Loan, 8.552%, (SOFR + 4.00%), 1/29/31(12)		1,265	1,245,868
Patagonia Bidco Ltd., Term Loan, 10.20%, (SONIA + 5.25%), 11/1/28	GBP	1,325	1,488,216
Borrower/Description	Principal Amount* (000's omitted)		Value
Trading Companies & Distributors (continued)
Quimper AB, Term Loan, 6.428%, (3 mo. EURIBOR + 3.75%), 3/15/30	EUR	375	$ 391,634
Spin Holdco, Inc., Term Loan, 8.706%, (SOFR + 4.00%), 3/4/28		4,091	3,434,243
White Cap Buyer LLC, Term Loan, 7.562%, (SOFR + 3.25%), 10/19/29		3,391	3,402,704
Windsor Holdings III LLC, Term Loan, 7.802%, (SOFR + 3.50%), 8/1/30		1,136	1,147,232
			$ 12,731,465
Transportation Infrastructure — 1.1%
Brown Group Holding LLC:
Term Loan, 6.812%, (SOFR + 2.50%), 7/1/31		2,125	$ 2,133,776
Term Loan, 6.848%, (SOFR + 2.50%), 7/1/31(12)		221	221,998
KKR Apple Bidco LLC:
Term Loan, 7.176%, (SOFR + 2.75%), 9/22/28		1,601	1,612,408
Term Loan, 7.812%, (SOFR + 3.50%), 9/22/28		149	150,096
			$ 4,118,278
Wireless Telecommunication Services — 0.8%
CCI Buyer, Inc., Term Loan, 8.329%, (SOFR + 4.00%), 12/17/27		1,578	$ 1,586,858
Digicel International Finance Ltd., Term Loan, 11.791%, (SOFR + 7.50%), 5/25/27		1,514	1,497,270
			$ 3,084,128
Total Senior Floating-Rate Loans (identified cost $540,426,563)			$ 528,864,070

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	3,360	$ 0
Total Warrants (identified cost $0)		$ 0

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.31%(14)	4,128,921	$ 4,128,921
Total Short-Term Investments (identified cost $4,128,921)		$ 4,128,921
Total Investments — 153.1% (identified cost $593,263,847)		$ 581,745,283
Less Unfunded Loan Commitments — (0.2)%		$ (619,804)
Net Investments — 152.9% (identified cost $592,644,043)		$ 581,125,479
Other Assets, Less Liabilities — (32.9)%		$(125,261,517)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (20.0)%		$ (75,987,190)
Net Assets Applicable to Common Shares — 100.0%		$ 379,876,772
The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2025, the aggregate value of these securities is $39,065,348 or 10.3% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2025.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Principal amount is less than $500.
(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(10)	Unfunded or partially unfunded loan commitments.The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At January 31, 2025, the total value of unfunded loan commitments is $618,121.
(11)	This Senior Loan will settle after January 31, 2025, at which time the interest rate will be determined.
(12)	The stated interest rate represents the weighted average interest rate at January 31, 2025 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(13)	Fixed-rate loan.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2025.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	8,930,274	EUR	8,613,275	Standard Chartered Bank	2/4/25	$ —	$(5,140)
USD	1,854,556	EUR	1,750,817	Australia and New Zealand Banking Group Limited	2/28/25	36,282	—
USD	1,815,868	EUR	1,715,000	Australia and New Zealand Banking Group Limited	2/28/25	34,790	—
USD	1,815,192	EUR	1,715,000	HSBC Bank USA, N.A.	2/28/25	34,114	—
USD	1,818,339	EUR	1,715,000	Standard Chartered Bank	2/28/25	37,262	—
USD	1,816,407	EUR	1,715,000	Standard Chartered Bank	2/28/25	35,329	—
USD	1,620,203	GBP	1,282,035	HSBC Bank USA, N.A.	2/28/25	30,727	—
USD	8,965,139	EUR	8,613,274	Standard Chartered Bank	3/4/25	18,364	—
USD	2,526,164	EUR	2,412,368	Goldman Sachs International	3/31/25	16,986	—

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,496,768	EUR	2,384,200	State Street Bank and Trust Company	3/31/25	$ 16,887	$ —
USD	1,665,024	EUR	1,589,400	State Street Bank and Trust Company	3/31/25	11,840	—
USD	1,353,077	EUR	1,300,000	State Street Bank and Trust Company	3/31/25	907	—
						$273,488	$(5,140)
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

At January 31, 2025, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
Affiliated Investments
At January 31, 2025, the value of the Trust's investment in funds that may be deemed to be affiliated was $4,128,921, which represents 1.1% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended January 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$7,255,919	$34,756,136	$(37,883,134)	$ —	$ —	$4,128,921	$90,439	4,128,921
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Senior Floating-Rate Trust
January 31, 2025
Portfolio of Investments (Unaudited) — continued

At January 31, 2025, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 21,377,024	$ —	$ 21,377,024
Common Stocks	79,500	5,620,518	1,049,211	6,749,229
Corporate Bonds	—	20,242,658	—	20,242,658
Preferred Stocks	—	383,381	—	383,381
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	527,128,600	1,115,666	528,244,266
Warrants	—	—	0	0
Short-Term Investments	4,128,921	—	—	4,128,921
Total Investments	$4,208,421	$574,752,181	$2,164,877	$581,125,479
Forward Foreign Currency Exchange Contracts	$ —	$ 273,488	$ —	$ 273,488
Total	$4,208,421	$575,025,669	$2,164,877	$581,398,967
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (5,140)	$ —	$ (5,140)
Total	$ —	$ (5,140)	$ —	$ (5,140)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2025 is not presented.
For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semi-annual or annual report to shareholders.